Financial instruments included in the statement of financial position and impact on income	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial instruments included in the statement of financial position and impact on income	Financial instruments included in the statement of financial position and impact on income
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2021
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	498	88	410	498
Trade receivables	—	—	—	—
Cash and cash equivalents	102,336	—	102,336	102,336
Total assets	102,834	88	102,747	102,834
Financial liabilities
Non-current financial liabilities	43,988	—	43,988	43,988
Current financial liabilities	6,730	—	6,730	6,730
Trade payables and other payables	8,813	—	8,813	8,813
Total liabilities	59,531	—	59,531	59,531
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Management of financial risks

The principal financial instruments held by the Company are instruments classified as cash and cash equivalents. These instruments are managed with the objective of enabling the Company to finance its business activities. The Company's policy is to not use financial instruments for speculative purposes. It does not use derivative financial instruments.

The principal risks faced by the Company are liquidity, foreign currency exchange, interest rate and credit risks.

Liquidity risk

Given the amount of cash and cash equivalents held by the Company as of June 30, 2021 (see Note 9 Cash and cash equivalents), the Company does not believe that it is exposed to short-term liquidity risk.

Foreign Currency Exchange Risk

The functional currency of Nanobiotix S.A. is the euro. Exposure to foreign currency exchange risk is derived almost entirely from intragroup transactions between Nanobiotix S.A. and its U.S. subsidiaries, for which the functional currency is the U.S. dollar, as well as trade relations with customers and suppliers outside the euro zone.
At this stage of its development, the Company does not use hedging to protect its business against exchange rate fluctuations. However, a significant increase in its business activity could lead to a greater exposure to foreign currency exchange risk. If this occurs, the Company may implement a suitable hedging policy for these risks.

Credit risk

Credit risk arises from cash and cash equivalents, derivative instruments and deposits with banks and other financial institutions as well as from exposure to customer credit, in particular unpaid receivables and transaction commitments.

The credit risk related to cash and cash equivalents and to current financial instruments is not material given the quality of the relevant financial institutions.

Customer credit risk is limited, due in part to low trade receivables as of June 30, 2021 and in part to its customers’ high credit rating for other receivables.

Interest rate risk

The Company's exposure to interest rate risk is primarily related to cash equivalents and investment securities, which consist of money market mutual funds (SICAVs). Changes in interest rates have a direct impact on the interest earned from these investments and the cash flows generated.

In 2018 the Company entered into an agreement with the EIB pursuant to which the Company may borrow a total of up to €40 million, divided in three tranches, two of which were received through June 30, 2021. In addition to the fixed interest rate, the Company also committed, for a period lasting from 2022 to 2027 to pay additional interest in the form of royalties indexed to the Company’s annual sales turnover beginning on January 1, 2021. Because the interest rate on the loan does not depend on market performance, the exposure of the Company to interest rate and market risk is deemed low. A 10% increase of the estimated future revenues would result in an immaterial change in the value of the debt recognized under the contract with the EIB at June 30, 2021 (see Note 4.3 Financing agreement with the EIB).

Fair value

The fair value of financial instruments traded on an active market is based on the market price on the reporting date. The market prices used for the financial assets held by the Company are the bid prices in the market on the measurement date.

The carrying value of receivables and current liabilities is assumed to approximate their fair value.